Reportable Segments	12 Months Ended
Dec. 31, 2012
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Segment Reporting Disclosure [Text Block]
Reportable Segments
Operating segments are defined as components of an enterprise that engage in business activities from which they may earn revenues and incur expenses and about which discrete financial information is available that is evaluated regularly by the chief operating decision maker. The chief operating decision maker decides how resources are allocated and assesses performance on a recurring basis at least quarterly.
The Company's primary business is the acquisition, development and management of multifamily residential properties, which includes the generation of rental and other related income through the leasing of apartment units to residents. The chief operating decision maker evaluates the Company's operating performance geographically by market and both on a same store and non-same store basis. The Company's operating segments (geographic markets) have been aggregated into four reportable segments based upon the geographic region in which they are located.
The Company's fee and asset management and development (including its partially owned properties) activities are other business activities that do not constitute an operating segment and as such, have been aggregated in the "Other" category in the tables presented below.
All revenues are from external customers and there is no customer who contributed 10% or more of the Company’s total revenues during the three years ended December 31, 2012, 2011 or 2010.
The primary financial measure for the Company's rental real estate segment is net operating income (“NOI”), which represents rental income less: 1) property and maintenance expense; 2) real estate taxes and insurance expense; and 3) property management expense (all as reflected in the accompanying consolidated statements of operations). The Company believes that NOI is helpful to investors as a supplemental measure of its operating performance because it is a direct measure of the actual operating results of the Company's apartment communities. Current year NOI is compared to prior year NOI and current year budgeted NOI as a measure of financial performance. The following tables present NOI for each segment from our rental real estate specific to continuing operations for the years ended December 31, 2012, 2011 and 2010, respectively, as well as total assets and capital expenditures at December 31, 2012 and 2011, respectively (amounts in thousands):

	Year Ended December 31, 2012
	Northeast	Northwest	Southeast	Southwest	Other (3)	Total
Rental income:
Same store (1)	$708,009	$386,813	$332,185	$441,911	$—	$1,868,918
Non-same store/other (2) (3)	110,060	54,414	19,853	60,962	(65)	245,224
Properties sold – March YTD 2013 (4)	—	—	—	—	(243,833)	(243,833)
Total rental income	818,069	441,227	352,038	502,873	(243,898)	1,870,309
Operating expenses:
Same store (1)	251,538	127,213	127,279	143,884	—	649,914
Non-same store/other (2) (3)	33,423	24,755	7,550	20,837	3,285	89,850
Properties sold – March YTD 2013 (4)	—	—	—	—	(72,109)	(72,109)
Total operating expenses	284,961	151,968	134,829	164,721	(68,824)	667,655
NOI:
Same store (1)	456,471	259,600	204,906	298,027	—	1,219,004
Non-same store/other (2) (3)	76,637	29,659	12,303	40,125	(3,350)	155,374
Properties sold – March YTD 2013 (4)	—	—	—	—	(171,724)	(171,724)
Total NOI	$533,108	$289,259	$217,209	$338,152	$(175,074)	$1,202,654

Total assets	$6,972,992	$2,953,700	$2,268,805	$3,191,403	$1,814,100	$17,201,000

Capital expenditures	$58,298	$35,650	$27,521	$28,505	$2,854	$152,828

(1)	Same store primarily includes all properties acquired or completed and stabilized prior to January 1, 2011, less properties subsequently sold, which represented 98,577 apartment units.

(2)	Non-same store primarily includes properties acquired after January 1, 2011, plus any properties in lease-up and not stabilized as of January 1, 2011.

(3)	Other includes development and other corporate operations.

(4)	Properties sold – March YTD 2013 reflects discontinued operations for properties sold during the first three months of 2013.

	Year Ended December 31, 2011
	Northeast	Northwest	Southeast	Southwest	Other (3)	Total
Rental income:
Same store (1)	$671,633	$356,822	$317,205	$425,789	$—	$1,771,449
Non-same store/other (2) (3)	51,566	9,900	14,488	30,539	(3,477)	103,016
Properties sold – March YTD 2013 (4)	—	—	—	—	(229,823)	(229,823)
Total rental income	723,199	366,722	331,693	456,328	(233,300)	1,644,642
Operating expenses:
Same store (1)	245,166	125,008	123,720	144,777	—	638,671
Non-same store/other (2) (3)	14,101	3,946	5,165	12,144	7,326	42,682
Properties sold – March YTD 2013 (4)	—	—	—	—	(71,233)	(71,233)
Total operating expenses	259,267	128,954	128,885	156,921	(63,907)	610,120
NOI:
Same store (1)	426,467	231,814	193,485	281,012	—	1,132,778
Non-same store/other (2) (3)	37,465	5,954	9,323	18,395	(10,803)	60,334
Properties sold – March YTD 2013 (4)	—	—	—	—	(158,590)	(158,590)
Total NOI	$463,932	$237,768	$202,808	$299,407	$(169,393)	$1,034,522

Total assets	$6,550,979	$2,816,078	$2,340,902	$3,238,164	$1,713,180	$16,659,303

Capital expenditures	$51,203	$32,522	$24,813	$27,792	$8,122	$144,452

(1)	Same store primarily includes all properties acquired or completed and stabilized prior to January 1, 2011, less properties subsequently sold, which represented 98,577 apartment units.

(2)	Non-same store primarily includes properties acquired after January 1, 2011, plus any properties in lease-up and not stabilized as of January 1, 2011.

(3)	Other includes development, condominium conversion overhead of $0.4 million and other corporate operations.

(4)	Properties sold – March YTD 2013 reflects discontinued operations for properties sold during the first three months of 2013.

	Year Ended December 31, 2010
	Northeast	Northwest	Southeast	Southwest	Other (3)	Total
Rental income:
Same store (1)	$553,561	$322,427	$342,080	$412,414	$—	$1,630,482
Non-same store/other (2) (3)	95,493	18,825	9,009	13,587	(3,604)	133,310
Properties sold in 2012 (4)	—	—	—	—	(98,559)	(98,559)
Properties sold – March YTD 2013 (5)	—	—	—	—	(218,452)	(218,452)
Total rental income	649,054	341,252	351,089	426,001	(320,615)	1,446,781
Operating expenses:
Same store (1)	207,131	119,797	139,550	147,732	—	614,210
Non-same store/other (2) (3)	48,119	8,300	3,729	7,198	12,230	79,576
Properties sold in 2012 (4)	—	—	—	—	(39,015)	(39,015)
Properties sold – March YTD 2013 (5)	—	—	—	—	(78,640)	(78,640)
Total operating expenses	255,250	128,097	143,279	154,930	(105,425)	576,131
NOI:
Same store (1)	346,430	202,630	202,530	264,682	—	1,016,272
Non-same store/other (2) (3)	47,374	10,525	5,280	6,389	(15,834)	53,734
Properties sold in 2012 (4)	—	—	—	—	(59,544)	(59,544)
Properties sold – March YTD 2013 (5)	—	—	—	—	(139,812)	(139,812)
Total NOI	$393,804	$213,155	$207,810	$271,071	$(215,190)	$870,650

(1)	Same store primarily includes all properties acquired or completed and stabilized prior to January 1, 2010, less properties subsequently sold, which represented 101,312 apartment units.

(2)	Non-same store primarily includes properties acquired after January 1, 2010, plus any properties in lease-up and not stabilized as of January 1, 2010.

(3)	Other includes development, condominium conversion overhead of $0.6 million and other corporate operations.

(4)	Reflects discontinued operations for properties sold during 2012.

(5)	Properties sold – March YTD 2013 reflects discontinued operations for properties sold during the first three months of 2013.
Note: Markets included in the above geographic segments are as follows:
(a) Northeast – New England (excluding Boston), Boston, New York Metro, DC Northern Virginia and Suburban Maryland.
(b) Northwest – Denver, San Francisco Bay Area and Seattle/Tacoma.
(c) Southeast – Atlanta, Jacksonville, Orlando and South Florida.
(d) Southwest – Inland Empire, Los Angeles, Orange County, Phoenix and San Diego.

The following table presents a reconciliation of NOI from our rental real estate specific to continuing operations for the years ended December 31, 2012, 2011 and 2010, respectively (amounts in thousands):

	Year Ended December 31,
	2012	2011	2010
Rental income	$1,870,309	$1,644,642	$1,446,781
Property and maintenance expense	(365,778)	(337,419)	(323,743)
Real estate taxes and insurance expense	(219,975)	(190,834)	(172,531)
Property management expense	(81,902)	(81,867)	(79,857)
Total operating expenses	(667,655)	(610,120)	(576,131)
Net operating income	$1,202,654	$1,034,522	$870,650